INCOME TAXES (Details 3)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		11,792,976	7,553,243	17,545,138
Increase (decrease) in valuation allowance		737,572	(735,773)	(2,035,788)
Preferential income tax rate		(6,208,364)	(7,069,673)	(8,301,350)
Entities not subject to income tax		2,018,962	1,624,864	833,483
Non-deductible expenses
Entertainment		972,624	1,213,569	1,344,639
Share-based compensation		2,633,728	3,218,514	3,066,099
Bad debt loss		462,751	1,058,750	47,296
Impairment of ETS TOEIC license		3,002,364
Changes in tax rates			429,667	2,032,901
Tax rate differential		(4,213,407)	1,977,043	(53,254)
Dividend withholding tax		11,300,000
Additional deduction of research and development costs		(2,805,937)	(2,309,671)	(371,754)
Other		202,193	44,449	231,672
Total income tax expense	$ 3,200,480	19,895,462	7,004,982	14,339,082